Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
ASSETS
Cash and due from banks		¥ 34,248,338	¥ 33,924,340
Interest-earning deposits in other banks		39,079,835	40,646,920
Cash, due from banks and interest-earning deposits in other banks		73,328,173	74,571,260
Call loans, funds sold, and receivables under resale agreements		17,294,840	12,084,735
Receivables under securities borrowing transactions		2,873,750	2,758,573
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,512,025 and ¥5,244,371 at March 31, 2019 and September 30, 2019) (including ¥18,597,303 and ¥18,719,078 at March 31, 2019 and September 30, 2019 measured at fair value under fair value option)		43,575,119	40,576,618
Investment securities:
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥6,981,664 and ¥4,647,112 at March 31, 2019 and September 30, 2019)		31,647,120	33,518,503
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥160,828 and ¥130,777 at March 31, 2019 and September 30, 2019) (fair value of ¥4,452,947 and ¥4,257,509 at March 31, 2019 and September 30, 2019)		4,219,827	4,441,901
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,364 and ¥1,889 at March 31, 2019 and September 30, 2019) (including ¥6,413,867 and ¥6,192,613 at March 31, 2019 and September 30, 2019 measured at fair value)		6,893,247	6,977,600
Total investment securities		42,760,194	44,938,004
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥802,185 and ¥683,673 at March 31, 2019 and September 30, 2019)	[1]	115,263,410	116,883,941
Allowance for credit losses		(690,673)	(658,184)
Net loans		114,572,737	116,225,757
Premises and equipment—net		940,681	973,600
Customers' acceptance liability		250,776	247,996
Intangible assets—net		1,201,401	927,196
Goodwill		616,620	433,891
Other assets		11,965,815	11,491,269
Total assets		309,380,106	305,228,899
LIABILITIES AND EQUITY
Deposits: Domestic offices, Non-interest-bearing		25,582,593	25,222,218
Deposits: Domestic offices, Interest-bearing		124,092,317	124,859,036
Deposits: Overseas offices, principally interest-bearing		48,503,832	49,199,535
Total deposits		198,178,742	199,280,789
Call money, funds purchased, and payables under repurchase agreements		28,912,405	27,674,952
Payables under securities lending transactions		1,111,362	913,087
Due to trust account and other short-term borrowings (including ¥289,755 and ¥300,196 at March 31, 2019 and September 30, 2019 measured at fair value under fair value option)		10,381,757	9,467,025
Trading account liabilities		14,678,972	13,009,492
Bank acceptances outstanding		250,776	247,996
Long-term debt (including ¥325,808 and ¥299,768 at March 31, 2019 and September 30, 2019 measured at fair value under fair value option)		27,649,456	27,990,543
Other liabilities		11,686,597	10,660,267
Total liabilities		292,850,067	289,244,151
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock—common stock authorized, 33,000,000,000 shares; common stock issued, 13,667,770,520 shares and 13,667,770,520 shares at March 31, 2019 and September 30, 2019, with no stated value		2,090,270	2,090,270
Capital surplus		5,580,795	5,577,186
Retained earnings:
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		8,553,535	8,094,026
Accumulated other comprehensive income, net of taxes		(404,141)	(284,269)
Treasury stock, at cost—745,921,774 common shares and 742,091,586 common shares at March 31, 2019 and September 30, 2019		(514,765)	(517,236)
Total Mitsubishi UFJ Financial Group shareholders' equity		15,545,265	15,199,548
Noncontrolling interests		984,774	785,200
Total equity		16,530,039	15,984,748
Total liabilities and equity		309,380,106	305,228,899
Consolidated VIEs [Member]
ASSETS
Cash and due from banks		35	7
Interest-earning deposits in other banks		26,572	23,655
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,512,025 and ¥5,244,371 at March 31, 2019 and September 30, 2019) (including ¥18,597,303 and ¥18,719,078 at March 31, 2019 and September 30, 2019 measured at fair value under fair value option)		789,650	528,690
Investment securities:
Total investment securities		1,775,175	1,828,194
Net loans		16,456,854	15,545,328
All other assets		387,508	294,212
Total assets		19,435,794	18,220,086
LIABILITIES AND EQUITY
Total deposits
Other short-term borrowings		34,721	20,535
Long-term debt (including ¥325,808 and ¥299,768 at March 31, 2019 and September 30, 2019 measured at fair value under fair value option)		472,532	490,033
All other liabilities		84,856	62,146
Total liabilities		¥ 592,109	¥ 572,714

[1]	The above table includes loans held for sale of ¥291,794 million at March 31, 2019 and ¥393,781 million at September 30, 2019, respectively.